COVER LETTER

May 14, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Premier Funds (the “Trust”)

(1933 Act File No. 33-82366; 1940 Act File No. 811-08690)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Premier Funds pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for the MassMutual Premier Small/Mid Cap Opportunities Fund dated March 1, 2012, as filed under Rule 497(e) on May 9, 2012. The purpose of this filing is to submit the 497(e) filing dated May 9, 2012 in XBRL for the Fund.

Please address any questions or comments to the undersigned at (413) 744-2399.

Very truly yours,

/s/Jamie Bucci

Jamie Bucci

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company